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SEC FILE NUMBER
001-08303

CUSIP NUMBER
406364406

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☑ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	March 31, 2007

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
PART I — REGISTRANT INFORMATION
The Hallwood Group Incorporated

Full Name of Registrant

Former Name if Applicable

3710 Rawlins, Suite 1500

Address of Principal Executive Office (Street and Number)
Dallas, Texas 75219

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☑
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
The Hallwood Group Incorporated (the “Registrant”) was unable to file its Form 10-Q for the quarter ended March 31, 2007 within the prescribed time period because the personnel responsible for preparing the Form 10-Q concentrated on filing the Registrant’s Form 10-K for the calendar year ended December 31, 2006, which was filed on May 14, 2007.

The Company must now complete its closing process for the period ended March 31, 2007, before it will be able to file the Form 10-Q for that period.

SEC 1344 (03-05)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

Melvin J. Melle	(214)	528-5588
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☑ No ☐

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

It is anticipated that Hallwood Energy L.P. will record interest expense of approximately $5.3 million in the quarter ended March 31, 2007, associated with the settlement of a make-whole provision with its former lender. In addition, Hallwood Energy L.P. must complete an impairment evaluation of its oil and gas properties for the quarter ended March 31, 2007. It is currently anticipated that Hallwood Energy L.P. will record an impairment of at least $20 million for the quarter. The Registrant will record its proportionate share (approximately 25%) of the net loss expected to be reported by Hallwood Energy L.P., as the Registrant accounts for its investment in Hallwood Energy L.P. using the equity method of accounting.

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

(Title of Registrant)
The Hallwood Group Incorporated
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	May 16, 2007	By	/s/ Melvin J. Melle

Melvin J. Melle
Vice President